Fair Value Measurements - Schedule Of Quantitative Information Regarding Level 3 Fair Value Measurements (Detail) - Private Placement [Member] - Thimble Point Acquisition Corp.	Sep. 30, 2021 d
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Effective expiration date	Jun. 16, 2026
Measurement Input Market Price of Public Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	9.94
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.94
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.000000
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	15.8
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	11.50